Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 — Organization and Nature of Business

Limbach Holdings, Inc., formerly known as 1347 Capital Corp. (“1347 Capital”), (the “Company” or “Successor”), is a Delaware corporation headquartered in Pittsburgh, Pennsylvania. The Condensed Consolidated Financial Statements include the accounts of Limbach Holdings, Inc. and its wholly owned subsidiaries, including Limbach Holdings LLC, Limbach Facility Services LLC, Limbach Company LLC, Harper Limbach LLC, Harper Limbach Construction LLC and Limbach Company LP.
The Company was originally incorporated as a special purpose acquisition company, formed for the purpose of effecting a merger, equity interest exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On July 20, 2016 (the “Acquisition Date” or the “Closing Date”), the Company consummated a business combination (“Business Combination”) with Limbach Holdings LLC (LHLLC) pursuant to the agreement and plan of merger dated as of March 23, 2016 by and among 1347 Capital Corp. (now Limbach Holdings Inc.), Limbach Holdings LLC and FdG HVAC, LLC, as stockholders’ representative (the “Merger Agreement”). In connection with the closing of the Business Combination, the Company changed its name from 1347 Capital Corp. to Limbach Holdings, Inc. See Note 4 — Business Combination for further discussion.
Through these entities we operate our business in two segments, (i) Construction, in which we generally manage large construction or renovation projects that involve primarily HVAC, plumbing and electrical services, and (ii) Service, in which we provide maintenance or service primarily on HVAC, plumbing or electrical services. This work is primarily performed under fixed price, modified fixed price, and time and material contracts over periods of typically less than two years. The Company’s customers operate in several different industries, including healthcare, education, government, commercial, manufacturing, entertainment, and leisure. The Company operates primarily in the Northeast, Mid-Atlantic, Southeast, Midwest, and Southwestern regions of the United States.

1. Organization and Nature of Business

Limbach Holdings LLC (the Company) is a holding company that through its membership in Limbach Facility Services LLC, wholly owns entities (Limbach Company LLC, Harper Limbach LLC, Harper Limbach Construction LLC and Limbach Company LP). Through these entities we operate our business in two segments, (i) Construction, in which we generally manage large construction or renovation projects that involve primarily HVAC, plumbing and electrical services, and (ii) Services, in which we provide maintenance or service primarily on HVAC, plumbing or electrical services. This work is primarily performed under fixed price, modified fixed price, and time and material contracts over periods of typically less than two years. The Company’s customers operate in several different industries, including healthcare, education, government, commercial, manufacturing, entertainment, and leisure. The Company operates primarily in the Northeast, Mid-Atlantic, Southeast, Midwest, and Southwestern regions of the United States. Under the terms of the Company’s operating agreement, no LLC member shall be personally liable for any debt, obligation or liability of the Company.